PORTFOLIO OF INVESTMENTS – as of February 28, 2022 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks – 99.1% of Net Assets

	Brazil – 7.2%
977,627	Ambev S.A., ADR	$2,864,447
4,865	MercadoLibre, Inc.(a)	5,481,152

		8,345,599

	China – 12.4%
14,196	Alibaba Group Holding Ltd., Sponsored ADR(a)(b)	1,493,277
14,341	Baidu, Inc., Sponsored ADR(a)(b)	2,186,142
195,232	Budweiser Brewing Co. APAC Ltd., 144A	605,994
3,104	JD.com, Inc., Class A(a)	110,873
14,361	NXP Semiconductors NV	2,730,314
66,200	Tencent Holdings Ltd.(b)	3,572,239
65,206	Trip.com Group Ltd., ADR(a)(b)	1,683,619
36,551	Yum China Holdings, Inc.	1,901,383

		14,283,841

	Denmark – 1.4%
15,563	Novo Nordisk A/S, Class B	1,610,512

	France – 0.8%
11,251	Sodexo S.A.	939,309

	Japan – 2.4%
15,200	FANUC Corp.	2,792,272

	Netherlands – 3.9%
2,154	Adyen NV, 144A(a)	4,489,523

	Switzerland – 12.3%
33,997	CRISPR Therapeutics AG(a)	2,086,396
17,361	Nestle S.A., (Registered)	2,262,064
61,798	Novartis AG, (Registered)	5,431,512
11,666	Roche Holding AG	4,418,303

		14,198,275

	United Kingdom – 4.3%
72,686	Experian PLC	2,839,438
6,244	Reckitt Benckiser Group PLC	528,724
30,858	Unilever PLC	1,548,285

		4,916,447

	United States – 54.4%
19,925	Alnylam Pharmaceuticals, Inc.(a)	3,145,161
2,738	Alphabet, Inc., Class A(a)	7,395,721
2,557	Amazon.com, Inc.(a)	7,853,212
7,252	Autodesk, Inc.(a)	1,597,108
24,314	Boeing Co. (The)(a)	4,992,637
6,433	Colgate-Palmolive Co.	495,019
3,887	Core Laboratories NV	107,126
5,741	Deere & Co.	2,066,875

Shares	Description	Value (†)
Common Stocks – continued

	United States – continued
9,350	Expeditors International of Washington, Inc.	$966,416
19,984	Meta Platforms, Inc., Class A(a)	4,217,223
17,706	Microsoft Corp.	5,290,376
5,710	Netflix, Inc.(a)	2,252,709
57,388	Oracle Corp.	4,359,766
16,199	QUALCOMM, Inc.	2,786,066
16,249	salesforce.com, Inc.(a)	3,420,902
15,959	Schlumberger NV	626,231
20,255	SEI Investments Co.	1,186,538
103,638	Under Armour, Inc., Class A(a)	1,854,084
9,134	Vertex Pharmaceuticals, Inc.(a)	2,101,003
24,399	Visa, Inc., Class A	5,273,112
7,259	Yum! Brands, Inc.	889,808

		62,877,093

	Total Common Stocks (Identified Cost $100,899,448)	114,452,871

Principal Amount
Short-Term Investments – 0.8%
$925,803	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2022 at 0.000% to be repurchased at $925,803 on 3/01/2022 collateralized by $943,800 U.S. Treasury Note, 1.875% due 2/28/2027 valued at $944,390 including accrued interest(c) (Identified Cost $925,803)	925,803

	Total Investments – 99.9% (Identified Cost $101,825,251)	115,378,674
	Other assets less liabilities – 0.1%	98,555

	Net Assets – 100.0%	$115,477,229

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of February 28, 2022, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$31,149,048	27.0%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the value of Rule 144A holdings amounted to $5,095,517 or 4.4% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$9,994,735	$4,289,106	$—	$14,283,841
Denmark	—	1,610,512	—	1,610,512
France	—	939,309	—	939,309
Japan	—	2,792,272	—	2,792,272
Netherlands	—	4,489,523	—	4,489,523
Switzerland	2,086,396	12,111,879	—	14,198,275
United Kingdom	—	4,916,447	—	4,916,447
All Other Common Stocks*	71,222,692	—	—	71,222,692

Total Common Stocks	83,303,823	31,149,048	—	114,452,871

Short-Term Investments	—	925,803	—	925,803

Total	$83,303,823	$32,074,851	$—	$115,378,674

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at February 28, 2022 (Unaudited)

Interactive Media & Services	15.1%
Internet & Direct Marketing Retail	12.9
Software	12.8
Pharmaceuticals	9.9
IT Services	8.5
Biotechnology	6.3
Semiconductors & Semiconductor Equipment	4.8
Hotels, Restaurants & Leisure	4.7
Aerospace & Defense	4.3
Machinery	4.2
Beverages	3.0
Professional Services	2.5
Food Products	2.0
Other Investments, less than 2% each	8.1
Short-Term Investments	0.8

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure Summary at February 28, 2022 (Unaudited)

United States Dollar	72.9%
Swiss Franc	10.5
Euro	6.0
Hong Kong Dollar	3.7
British Pound	3.0
Japanese Yen	2.4
Danish Krone	1.4

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%